EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
EARNINGS PER SHARE
7.   EARNINGS PER SHARE

The computation of basic earnings per share is based on net income and the weighted average number of shares outstanding during the year. The computation of diluted earnings per share is based on net income and the weighted average number of shares outstanding to include the restricted stock units based on the treasury stock method.

The components of the numerator for the calculation of basic EPS and diluted EPS for net income from continuing operations, net (loss) income from discontinued operations and net (loss) income are as follows:

(in thousands of $)	2013	2012	2011
Net income from continuing operations	3,530	5,882	27,058
Net (loss) income from discontinued operations	(7,433)	(59,311)	5,594
Net (loss) income	(3,903)	(53,429)	32,652

The components of the denominator for the calculation of basic EPS and diluted EPS are as follows:

(in thousands)	2013	2012	2011
Weighted average number of shares outstanding - basic	25,620	24,432	24,426
Impact of restricted stock units	176	133	152
Weighted average number of shares outstanding - diluted	25,796	24,565	24,578